Retirement Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of net defined benefit liability (asset) [abstract]
Summary of Retirement Benefit Plans
The amounts recognised in the balance sheet were as follows:

	30 June 2020	31 December 2019
	£m	£m
Assets/(liabilities)
Funded defined benefit pension scheme - surplus	522	670
Funded defined benefit pension scheme - deficit	(358)	(239)
Unfunded pension and post retirement medical benefits	(44)	(41)
Total net assets	120	390

Summary of Amounts Recognised in Other Comprehensive Income
The amounts recognised in other comprehensive income were as follows:

	Half year to	Half year to
	30 June 2020	30 June 2019
	£m	£m
Return on plan assets (excluding amounts included in net interest expense)	(1,115)	(916)
Actuarial losses arising from changes in demographic assumptions	38	—
Actuarial gains arising from experience adjustments	(10)	(5)
Actuarial losses arising from changes in financial assumptions	1,463	1,201
Pension remeasurement	376	280

Summary of Net Assets Recognised
The net assets recognised in the balance sheet were determined as follows:

	30 June 2020	31 December 2019
	£m	£m
Present value of defined benefit obligations	(13,617)	(12,165)
Fair value of scheme assets	13,737	12,555
Net defined benefit assets	120	390

Summary of Principal Actuarial Assumptions Used for Defined Benefit Schemes
The principal actuarial assumptions used for the defined benefit schemes were:

	30 June 2020	31 December 2019
	%	%
To determine benefit obligations:
– Discount rate for scheme liabilities	1.4	2.1
– General price inflation	2.9	3.0
– General salary increase	1.0	1.0
– Expected rate of pension increase	2.8	2.9

	Years	Years
Longevity at 60 for current pensioners, on the valuation date:
– Males	27.3	27.3
– Females	29.8	29.8
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
– Males	28.9	28.9
– Females	31.3	31.3

Summary of Actuarial Assumption Sensitivities
The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

		(Decrease)/increase
	Change in pension obligation at period end from	30 June 2020	31 December 2019
Assumption		£m	£m
Discount rate	25 bps increase	(666)	(564)
General price inflation	25 bps increase	495	407
Mortality	Each additional year of longevity assumed	504	419